Annual Fund Operating Expenses	Sep. 25, 2025
ARK DIET Q1 Buffer ETF | ARK DIET Q1 Buffer ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Acquired Fund Fees and Expenses	0.75%
Expenses (as a percentage of Assets)	1.44%	[1]
Fee Waiver or Reimbursement	(0.55%)	[3]
Net Expenses (as a percentage of Assets)	0.89%
ARK DIET Q2 Buffer ETF | ARK DIET Q2 Buffer ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[4],[5]
Acquired Fund Fees and Expenses	0.75%
Expenses (as a percentage of Assets)	1.44%	[4]
Fee Waiver or Reimbursement	(0.55%)	[6]
Net Expenses (as a percentage of Assets)	0.89%
ARK DIET Q3 Buffer ETF | ARK DIET Q3 Buffer ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[7],[8]
Acquired Fund Fees and Expenses	0.75%
Expenses (as a percentage of Assets)	1.44%	[7]
Fee Waiver or Reimbursement	(0.55%)	[9]
Net Expenses (as a percentage of Assets)	0.89%
ARK DIET Q4 Buffer ETF | ARK DIET Q4 Buffer ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[10],[11]
Acquired Fund Fees and Expenses	0.75%
Expenses (as a percentage of Assets)	1.44%	[10]
Fee Waiver or Reimbursement	(0.55%)	[12]
Net Expenses (as a percentage of Assets)	0.89%

[1]	Other Expenses, Acquired Fund Fees and Expenses and Total Annual Fund Operating Expenses are based on estimated expenses for the current fiscal year.
[2]	Pursuant to a Supervision Agreement, ARK Investment Management LLC (“ARK” or “Adviser”) pays all other expenses of the Fund (other than acquired fund fees and expenses, taxes and governmental fees, brokerage fees, commissions and other transaction expenses, certain foreign custodial fees and expenses, costs of borrowing money, including interest expenses, and extraordinary expenses (such as litigation and indemnification expenses)).
[3]	The Adviser has voluntarily agreed to waive a portion of its management fee payable by the Fund in an amount equal to the investment advisory fee portion of the management fee it earns as an investment adviser to the affiliated fund(s) in which the Fund invests. The fee waiver arrangement will continue for at least one year from the date of this Prospectus and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.
[4]	Other Expenses, Acquired Fund Fees and Expenses and Total Annual Fund Operating Expenses are based on estimated expenses for the current fiscal year.
[5]	Pursuant to a Supervision Agreement, ARK Investment Management LLC (“ARK” or “Adviser”) pays all other expenses of the Fund (other than acquired fund fees and expenses, taxes and governmental fees, brokerage fees, commissions and other transaction expenses, certain foreign custodial fees and expenses, costs of borrowing money, including interest expenses, and extraordinary expenses (such as litigation and indemnification expenses)).
[6]	The Adviser has voluntarily agreed to waive a portion of its management fee payable by the Fund in an amount equal to the investment advisory fee portion of the management fee it earns as an investment adviser to the affiliated fund(s) in which the Fund invests. The fee waiver arrangement will continue for at least one year from the date of this Prospectus and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.
[7]	Other Expenses, Acquired Fund Fees and Expenses and Total Annual Fund Operating Expenses are based on estimated expenses for the current fiscal year.
[8]	Pursuant to a Supervision Agreement, ARK Investment Management LLC (“ARK” or “Adviser”) pays all other expenses of the Fund (other than acquired fund fees and expenses, taxes and governmental fees, brokerage fees, commissions and other transaction expenses, certain foreign custodial fees and expenses, costs of borrowing money, including interest expenses, and extraordinary expenses (such as litigation and indemnification expenses)).
[9]	The Adviser has voluntarily agreed to waive a portion of its management fee payable by the Fund in an amount equal to the investment advisory fee portion of the management fee it earns as an investment adviser to the affiliated fund(s) in which the Fund invests. The fee waiver arrangement will continue for at least one year from the date of this Prospectus and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.
[10]	Other Expenses, Acquired Fund Fees and Expenses and Total Annual Fund Operating Expenses are based on estimated expenses for the current fiscal year.
[11]	Pursuant to a Supervision Agreement, ARK Investment Management LLC (“ARK” or “Adviser”) pays all other expenses of the Fund (other than acquired fund fees and expenses, taxes and governmental fees, brokerage fees, commissions and other transaction expenses, certain foreign custodial fees and expenses, costs of borrowing money, including interest expenses, and extraordinary expenses (such as litigation and indemnification expenses)).
[12]	The Adviser has voluntarily agreed to waive a portion of its management fee payable by the Fund in an amount equal to the investment advisory fee portion of the management fee it earns as an investment adviser to the affiliated fund(s) in which the Fund invests. The fee waiver arrangement will continue for at least one year from the date of this Prospectus and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.